Cover	Oct. 22, 2020	Aug. 03, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Oct. 22, 2020
Entity File Number		1-14116
Entity Registrant Name		CONSUMER PORTFOLIO SERVICES, INC.
Entity Central Index Key		0000889609
Entity Tax Identification Number		33-0459135
Entity Incorporation, State or Country Code		CA
Entity Address, Address Line One		3800 Howard Hughes Parkway
Entity Address, Address Line Two		Suite 1400
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89169
City Area Code		(949)
Local Phone Number		753-6800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		CPSS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Information, Former Legal or Registered Name		Not Applicable